LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of liabilities in respect of government grants [Abstract]
Schedule of Liabilities in Respect of Government Grants
	June 30, 2020	December 31, 2019
	Unaudited	Audited

Balance at January 1,	$3,362	$3,886
Grants received	175	493
Royalties paid	(11)	(44)
Binational Industrial Research and Development Foundation (“BIRD”) repayment	-	(546)
Amounts recorded in profit or loss	50	(427)

	$3,576	$3,362